SHARE CAPITAL, TREASURY SHARES AND ADDITIONAL PAID IN CAPITAL - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2022	Nov. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Common stock, value issued	$ 5,452		$ 5,452	$ 5,452
Shares issued (in shares)	54,520,325		54,520,325	54,520,325
Par value (in USD per share)	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Treasury stock (in shares)	838,185		784,007	838,185
Treasury shares at cost (2023: 784,007 shares (2022: 838,185))	$ 8,082		$ 7,560	$ 8,082
Treasury stock (in USD per share)			$ 9.64
Additional paid in capital	$ 1,203,407		$ 1,204,634	1,203,407
Options
Class of Stock [Line Items]
Stock compensation expense			$ 1,700	$ 300	$ 0
Share capital
Class of Stock [Line Items]
Maximum stock issue under ATM		$ 100,000
Shares issued (in shares)	409,741		0	409,741	0
Additional paid in capital
Class of Stock [Line Items]
Distributed treasury shares			$ (522)	$ (433)	$ 0